Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Inventory [Line Items]
Materials, Supplies, and Other	$ 20	$ 29
Other Inventory, in Transit, Gross	2	1
Inventories	22	$ 30
Inventory Write-down	$ 3